UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2015

Date of reporting period:	March 31, 2015

Item 1. Schedule of Investments:

Putnam VT Global Health Care Fund

The fund's portfolio
3/31/15 (Unaudited)

COMMON STOCKS (96.8%)(a)
			Shares	Value

Biotechnology (28.4%)

AMAG Pharmaceuticals, Inc.(NON)			8,410	$459,691

Amgen, Inc.			12,755	2,038,887

Amicus Therapeutics, Inc.(NON)(S)			71,428	777,137

Anacor Pharmaceuticals, Inc.(NON)			8,100	468,585

Applied Genetic Technologies Corp.(NON)			32,341	646,497

Aquinox Pharmaceuticals, Inc. (Canada)(NON)			11,549	99,090

Ascendis Pharma A/S ADR (Denmark)(NON)			3,100	53,785

Auspex Pharmaceuticals, Inc.(NON)			9,500	952,565

Bellicum Pharmaceuticals, Inc.(NON)			2,800	64,876

BioCryst Pharmaceuticals, Inc.(NON)			19,600	176,988

Biogen, Inc.(NON)			11,000	4,644,640

BioMarin Pharmaceutical, Inc.(NON)			23,800	2,965,956

Celgene Corp.(NON)			88,800	10,236,864

Cellectis SA ADR (France)(NON)			3,938	136,215

ChemoCentryx, Inc.(NON)			20,112	151,846

Chimerix, Inc.(NON)			9,449	356,133

Circassia Pharmaceuticals PLC (United Kingdom)(NON)			27,007	112,098

Conatus Pharmaceuticals, Inc.(NON)(S)			18,999	135,273

Concert Pharmaceuticals, Inc.(NON)			16,300	246,864

FivePrime Therapeutics, Inc.(NON)			42,303	966,624

Gilead Sciences, Inc.(NON)			110,300	10,823,739

Grifols SA ADR (Spain)			26,100	856,341

Inovio Pharmaceuticals, Inc.(NON)(S)			15,600	127,296

Insmed, Inc.(NON)			23,300	484,640

Intrexon Corp.(NON)(S)			2,600	117,962

Keryx Biopharmaceuticals, Inc.			15,200	194,406

Kindred Biosciences, Inc.(NON)			14,094	100,631

Kite Pharma, Inc.(NON)			4,550	262,444

MacroCure, Ltd. (Israel)(NON)(S)			24,029	225,392

Medivation, Inc.(NON)			9,400	1,213,258

Merrimack Pharmaceuticals, Inc.(NON)(S)			56,666	673,192

Neuralstem, Inc.(NON)(S)			53,287	101,245

OncoGenex Pharmaceutical, Inc.(NON)			5,000	10,750

Portola Pharmaceuticals, Inc.(NON)(S)			19,231	730,009

PTC Therapeutics, Inc.(NON)(S)			21,151	1,287,038

Puma Biotechnology, Inc.(NON)			3,652	862,274

Receptos, Inc.(NON)			20,844	3,436,967

Retrophin, Inc.(NON)			89,468	2,143,653

TESARO, Inc.(NON)			28,601	1,641,697

Tokai Pharmaceuticals, Inc.(NON)(S)			6,500	73,450

Trevena, Inc.(NON)			48,557	316,592

Ultragenyx Pharmaceutical, Inc.(NON)			6,274	389,553

uniQure BV (Netherlands)(NON)			9,610	233,715

Verastem, Inc.(NON)(S)			37,814	384,568

Vertex Pharmaceuticals, Inc.(NON)			24,200	2,854,874

Vitae Pharmaceuticals, Inc.(NON)			13,647	159,806

				55,396,106
Food and staples retail (2.5%)

CVS Health Corp.			44,500	4,592,845

Diplomat Pharmacy, Inc.(NON)			6,472	223,802

				4,816,647
Health-care equipment and supplies (6.4%)

Antares Pharma, Inc.(NON)(S)			72,100	195,391

Baxter International, Inc.			18,500	1,267,250

Boston Scientific Corp.(NON)			77,900	1,382,725

C.R. Bard, Inc.			7,000	1,171,450

Cooper Cos., Inc. (The)			2,100	393,582

Elekta AB Class B (Sweden)(S)			31,076	279,127

Innocoll AG ADR (Ireland)(NON)			33,845	253,838

Medtronic PLC			46,400	3,618,736

OraSure Technologies, Inc.(NON)			21,300	139,302

Sientra, Inc.(NON)			7,004	134,407

Stryker Corp.			12,400	1,143,900

Unilife Corp.(NON)(S)			61,861	248,063

Zimmer Holdings, Inc.			16,300	1,915,576

Zosano Pharma Corp.(NON)(S)			38,962	393,906

				12,537,253
Health-care providers and services (9.8%)

Aetna, Inc.			27,400	2,918,922

AmerisourceBergen Corp.			18,700	2,125,629

Anthem, Inc.			8,200	1,266,162

Catamaran Corp.(NON)			27,600	1,643,304

China Pioneer Pharma Holdings, Ltd. (China)(S)			215,000	137,124

Cigna Corp.			24,500	3,171,280

Express Scripts Holding Co.(NON)			45,710	3,966,257

Fresenius Medical Care AG & Co., KGaA (Germany)			7,605	632,946

HCA Holdings, Inc.(NON)			4,600	346,058

LifePoint Health, Inc.(NON)			2,700	198,315

Sinopharm Group Co. (China)			34,800	141,739

UnitedHealth Group, Inc.			19,500	2,306,655

Universal Health Services, Inc. Class B			3,000	353,130

				19,207,521
Life sciences tools and services (1.9%)

Agilent Technologies, Inc.			25,400	1,055,370

Morphosys AG (Germany)(NON)			940	59,395

Quintiles Transnational Corp.(NON)			1,616	108,224

Thermo Fisher Scientific, Inc.			18,400	2,471,856

				3,694,845
Machinery (0.2%)

Pall Corp.(S)			3,800	381,482

				381,482
Personal products (0.1%)

Synutra International, Inc.(NON)			36,276	232,166

				232,166
Pharmaceuticals (47.5%)

AbbVie, Inc.			102,400	5,994,496

Achaogen, Inc.(NON)			11,900	116,144

Actavis PLC(NON)			46,101	13,720,580

Aerie Pharmaceuticals, Inc.(NON)			30,964	970,412

Aspen Pharmacare Holdings, Ltd. (South Africa)			24,492	775,480

Assembly Biosciences, Inc.(NON)(S)			36,331	481,022

Astellas Pharma, Inc. (Japan)			182,700	2,993,836

AstraZeneca PLC (United Kingdom)			87,666	6,010,391

Bayer AG (Germany)			20,676	3,106,678

Bristol-Myers Squibb Co.			93,900	6,056,550

Cempra, Inc.(NON)			29,243	1,003,327

Corium International, Inc.(NON)			32,294	220,568

Eli Lilly & Co.			70,800	5,143,620

Endo International PLC(NON)			17,530	1,572,441

Flex Pharma, Inc.(NON)(S)			1,700	33,320

GlaxoSmithKline PLC (United Kingdom)			95,157	2,179,088

Glenmark Pharmaceuticals, Ltd. (India)			31,246	393,446

Hua Han Bio-Pharmaceutical Holdings, Ltd. (China)			667,200	158,948

Jazz Pharmaceuticals PLC(NON)(S)			2,100	362,859

Johnson & Johnson			47,500	4,778,500

Marinus Pharmaceuticals, Inc.(NON)			28,993	260,647

Medicines Co. (The)(NON)			19,200	537,984

Merck & Co., Inc.			85,800	4,931,784

Mylan NV(NON)			51,600	3,062,460

Novartis AG (Switzerland)			42,875	4,239,873

Perrigo Co. PLC			17,200	2,847,460

Pfizer, Inc.			107,503	3,740,029

Roche Holding AG-Genusschein (Switzerland)			10,231	2,821,124

Sanofi (France)			65,005	6,396,557

Shionogi & Co., Ltd. (Japan)			33,500	1,117,803

Shire PLC (United Kingdom)			20,845	1,657,602

Sihuan Pharmaceutical Holdings Group, Ltd. (China)			405,000	230,520

Tetraphase Pharmaceuticals, Inc.(NON)			7,379	270,367

Teva Pharmaceutical Industries, Ltd. ADR (Israel)			31,506	1,962,824

UCB SA (Belgium)			8,757	631,039

Zoetis, Inc.			39,947	1,849,147

ZS Pharma, Inc.(NON)(S)			1,900	79,952

				92,708,878

Total common stocks (cost $108,209,850)				$188,974,898

WARRANTS (—%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Neuralstem, Inc. Ser. J (acquired 1/03/14, cost $0.00)(F)(RES)	1/3/19	$3.64	26,644	$—

Total warrants (cost $—)				$—

SHORT-TERM INVESTMENTS (6.5%)(a)
			Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.22%(d)		Shares	6,057,637	$6,057,637

Putnam Short Term Investment Fund 0.09%(AFF)		Shares	5,825,025	5,825,025

U.S. Treasury Bills with an effective yield of 0.01%, May 21, 2015			$120,000	119,998

U.S. Treasury Bills with an effective yield of 0.01%, May 14, 2015(SEGSF)			150,000	149,999

U.S. Treasury Bills with an effective yield of 0.02%, April 23, 2015(SEGSF)			250,000	249,996

U.S. Treasury Bills with effective yields ranging from 0.02% to 0.03%, April 9, 2015(SEGSF)			270,000	269,998

Total short-term investments (cost $12,672,653)				$12,672,653

TOTAL INVESTMENTS

Total investments (cost $120,882,503)(b)				$201,647,551

FORWARD CURRENCY CONTRACTS at 3/31/15 (aggregate face value $8,785,435) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Euro	Buy	6/17/15	$2,904,141	$3,033,339	$(129,198)
Citibank, N.A.
	Danish Krone	Buy	6/17/15	1,352,591	1,414,252	(61,661)
Credit Suisse International
	Japanese Yen	Buy	5/20/15	1,436,400	1,465,719	(29,319)
HSBC Bank USA, National Association
	Australian Dollar	Buy	4/15/15	1,371,131	1,444,973	(73,842)
JPMorgan Chase Bank N.A.
	Swiss Franc	Buy	6/17/15	1,403,732	1,427,152	(23,420)

Total						$(317,440)

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2015 through March 31, 2015 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $195,312,200.
(b)	The aggregate identified cost on a tax basis is $121,229,294, resulting in gross unrealized appreciation and depreciation of $82,127,367 and $1,709,110, respectively, or net unrealized appreciation of $80,418,257.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $0, or less than 0.1% of net assets.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund*	$3,803,052	$14,955,994	$12,934,021	$1,208	$5,825,025
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
	The fund received cash collateral of $6,057,637, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $5,770,642.
(F)	This security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $276,699 to cover certain derivative contracts.
	Debt obligations are considered secured unless otherwise indicated.
	DIVERSIFICATION BY COUNTRY⌂

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	80.6%
	United Kingdom	5.1
	Switzerland	3.6
	France	3.3
	Japan	2.1
	Germany	1.9
	Israel	1.1
	Other	2.3

	Total	100.0%
⌂	Methodology differs from that used for purposes of complying with the fund’s policy regarding investments in securities of foreign issuers, as discussed further in the fund’s prospectus.

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value, and are classified as Level 2 securities.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $317,440 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $345,000 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer staples	5,048,813	—	—
Health care	149,469,789	34,074,814	—
Industrials	381,482	—	—
Total common stocks	154,900,084	34,074,814	—
Warrants	$—	$—	$—
Short-term investments	5,825,025	6,847,628	—

Totals by level	$160,725,109	$40,922,442	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(317,440)	$—

Totals by level	$—	$(317,440)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any, (other than certain transfers involving non-U.S. equity securities as described in Note 1) did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$—	$317,440

Total	$—	$317,440

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)		$8,600,000
Warrants (number of warrants)		27,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Citibank, N.A.	Credit Suisse International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	Total

	Assets:
	Forward currency contracts#	—	—	—	—	—	—

	Total Assets	$—	$—	$—	$—	$—	$—

	Liabilities:
	Forward currency contracts#	129,198	61,661	29,319	73,842	23,420	317,440

	Total Liabilities	$129,198	$61,661	$29,319	$73,842	$23,420	$317,440

	Total Financial and Derivative Net Assets	$(129,198)	$(61,661)	$(29,319)	$(73,842)	$(23,420)	$(317,440)
	Total collateral received (pledged)##†	$(129,198)	$(61,661)	$(29,319)	$—	$—
	Net amount	$—	$—	$—	$(73,842)	$(23,420)

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: May 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: May 29, 2015

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: May 29, 2015